UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of May 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Short Term Bond Fund II
Schedule of Portfolio Investments As of May 31, 2008 (Unaudited) (Amounts in thousands, except number of contracts)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 80.5%

Asset-Backed Securities — 18.9%
130	American Express Credit Account Master Trust,
	Series 2004-C, Class C, FRN, 3.01%, 02/15/12 (e) (m)	127
83	AmeriCredit Automobile Receivables Trust,
	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	83
2,650	Capital One Auto Finance Trust,
	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	2,581
1,700	Citibank Credit Card Issuance Trust,
	Series 2006-C4, Class C4, FRN, 2.92%, 01/09/12 (m)	1,623
3,050	Citigroup Mortgage Loan Trust Inc,
	Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	2,953
2,268	Countrywide Asset-Backed Certificates,
	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	2,174
4,455	First Franklin Mortgage Loan Asset-Backed Certificates,
	Series 2006-FF4, Class A2, FRN, 2.58%, 03/25/36 (m)	4,216
3,273	GSAMP Trust,
	Series 2006-NC1, Class A2, FRN, 3.08%, 02/25/36 (m)	3,077
500	Helios Finance LP (Cayman Island),
	Series 2007-S1, Class B1, FRN, 3.18%, 10/20/14 (e) (i)	371
3,200	Home Equity Asset Trust,
	Series 2006-3, Class 2A3, FRN, 2.57%, 07/25/36 (m)	2,959
4,419	HSI Asset Securitization Corp Trust,
	Series 2006-OPT2, Class 2A3, FRN, 2.58%, 01/25/36 (m)	3,727
4,000	K2 (USA) LLC,
	Series 2007-2D, VAR, 5.81%, 02/15/09 (f) (i) (s) (v)	–
3,800	Links Finance LLC,
	FRN, 3.05%, 09/15/08 (f) (i) (s)	–
4,250	Long Beach Mortgage Loan Trust,
	Series 2006-2, Class 2A3, FRN, 2.58%, 03/25/46	2,691
3,550	MASTR Asset Backed Securities Trust,
	Series 2006-NC1, Class A3, FRN, 2.58%, 01/25/36	3,264
2,100	Merrill Lynch Mortgage Investors, Inc.,
	Series 2006-WMC1, Class A2C, FRN, 2.59%, 01/25/37	2,020
225	Nationstar NIM Trust (Cayman Island),
	Series 2007-C, Class A, 8.00%, 06/25/37 (e) (i)	95
429	New Century Home Equity Loan Trust,
	Series 2005-A, Class A2, SUB, 4.46%, 08/25/35	426
1,811	Residential Asset Mortgage Products, Inc.,
	Series 2006-EFC1, Class A2, FRN, 3.10%, 02/25/36	1,661
3,850	Residential Asset Securities Corp.,
	Series 2006-KS2, Class A3, FRN, 2.58%, 03/25/36	3,516
2,417	Securitized Asset Backed Receivables LLC Trust,
	Series 2006-WM1, Class A2B, FRN, 2.57%, 12/25/35	2,370
2,900	Sigma Finance Corp. (Cayman Islands),
	FRN, 2.95%, 08/15/11 (f) (i) (s)	1,769
	Total Asset-Backed Securities

(Cost $55,060)	41,703

Collateralized Mortgage Obligations — 10.9%

Agency CMO — 5.7%
	Federal Home Loan Mortgage Corp., REMICS,
3,417	Series 2564, Class LS, IF, IO, 5.14%, 01/15/17 (m)	230
1,022	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	4
1,984	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	154
942	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	18
10,311	Series 2791, Class SI, IF, IO, 4.64%, 12/15/31 (m)	919
11,589	Series 2813, Class SB, IF, IO, 4.54%, 02/15/34 (m)	1,108
3,648	Series 2894, Class S, IF, IO, 4.69%, 03/15/31 (m)	349
2,725	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	140
	Federal National Mortgage Association, REMICS,
2,491	Series 2003-3, Class HS, IF, IO, 5.26%, 09/25/16 (m)	157
3,276	Series 2004-61, Class TS, IF, IO, 4.71%, 10/25/31 (m)	215
4,033	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	206
2,476	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	2,533
3,893	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	3,984
2,509	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	2,567
	Government National Mortgage Association,
9	Series 2002-24, Class FA, FRN, 3.01%, 04/16/32 (m)	9
115	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	1
1,044	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	12
		12,606

Non-Agency CMO — 5.2%
1,586	Banc of America Alternative Loan Trust,
	Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	1,509
3,377	Countrywide Home Loan Mortgage Pass Through Trust,
	Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	3,264
1,312	Residential Asset Securitization Trust,
	Series 2006-A8, Class 1A1, 6.00%, 08/25/36	1,098
2,652	Residential Funding Mortgage Securities I,
	Series 2005-S7, Class A5, 5.50%, 11/25/35	2,609
1,687	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	1,677
1,266	Wells Fargo Mortgage Backed Securities Trust,
	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	1,253
		11,410
	Total Collateralized Mortgage Obligations
	(Cost $23,570)	24,016

Commercial Mortgage-Backed Securities — 12.2%
1,099	Banc of America Commercial Mortgage, Inc.,
	Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,093
	CS First Boston Mortgage Securities Corp.,
1,800	Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	1,866
2,300	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	2,371
3,700	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	3,687
1,162	Greenwich Capital Commercial Funding Corp.,
	Series 2003-C1, Class A2, 3.29%, 07/05/35 (m)	1,147
2,000	GS Mortgage Securities Corp II,

	Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	2,000
	LB-UBS Commercial Mortgage Trust,
195	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	195
2,617	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	2,613
3,400	Series 2004-C2, Class A2, 3.25%, 03/15/29 (m)	3,375
5,200	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	5,156
1,504	Morgan Stanley Capital I,
	Series 1998-HF2, Class A2, VAR, 6.48%, 11/15/30	1,502
1,881	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C17, Class A2, 4.78%, 03/15/42	1,878
	Total Commercial Mortgage-Backed Securities
	(Cost $27,148)	26,883

Corporate Bonds — 25.1%

Automobiles — 0.6%
1,300	Daimler Finance North America LLC,
	5.75%, 05/18/09 (m)	1,315

Beverages — 1.2%
1,050	Coca-Cola Enterprises, Inc.,
	4.25%, 09/15/10 (m)	1,051
1,600	Miller Brewing Co.,
	4.25%, 08/15/08 (e) (m)	1,604
		2,655

Capital Markets — 1.5%
600	Goldman Sachs Group, Inc. (The),
	5.30%, 02/14/12 (m)	602
500	Lehman Brothers Holdings Capital Trust V,
	5.86%, 05/31/12 (x)	357
2,350	Morgan Stanley,
	4.25%, 05/15/10	2,294
		3,253

Commercial Banks — 3.4%
1,600	BAC Capital Trust XIV,
	5.63%, 03/15/12 (m) (x)	1,299
1,500	DBS Bank Ltd. (Singapore)
	VAR, 5.13%, 05/16/17 (e) (m)	1,366
1,150	Deutsche Bank Capital Funding Trust I,
	7.87%, 06/30/09 (e) (m) (x)	1,159
1,000	Hana Bank (South Korea),
	4.13%, 03/11/09 (m)	989
1,550	Mellon Capital IV,
	6.24%, 06/20/12 (x)	1,277
1,950	Wachovia Capital Trust III,
	5.80%, 03/15/11 (x)	1,492
		7,582

Diversified Financial Services — 7.0%
3,000	General Electric Capital Corp.,
	4.13%, 09/01/09 (m)	3,017
1,800	Goldman Sachs Capital II,
	5.79%, 06/01/12 (m) (x)	1,352
3,800	Mizuho JGB Investment LLC,

	9.87%, 06/30/08 (e) (m) (x)	3,804
6,050	Natexis Ambs Co LLC,
	8.44%, 07/07/08 (e) (x)	6,068
1,500	ZFS Finance USA Trust I,
	VAR, 5.88%, 05/09/32 (e)	1,365
		15,606

Diversified Telecommunication Services — 0.9%
1,900	Telefonica Emisiones SAU (Spain),
	5.98%, 06/20/11	1,923

Electric Utilities — 1.5%
1,400	Alabama Power Capital Trust V,
	VAR, 5.50%, 10/01/42 (m)	1,416
	Appalachian Power Co.,
650	5.55%, 04/01/11 (m)	652
200	5.65%, 08/15/12 (m)	200
1,000	PSEG Power LLC,
	3.75%, 04/01/09 (m)	998
		3,266

Food & Staples Retailing — 0.6%
1,400	CVS/Caremark Corp.,
	4.00%, 09/15/09 (m)	1,394

Food Products — 0.3%
600	Kraft Foods, Inc.,
	6.00%, 02/11/13 (m)	608

Insurance — 1.4%
900	Allstate Corp. (The),
	7.20%, 12/01/09 (m)	936
2,150	Hartford Financial Services Group, Inc.,
	5.66%, 11/16/08 (m)	2,170
		3,106

Media — 3.8%
	Comcast Cable Communications, Inc.,
1,200	6.20%, 11/15/08 (m)	1,207
1,000	6.75%, 01/30/11 (m)	1,033
2,850	COX Communications, Inc.,
	4.63%, 01/15/10 (m)	2,828
1,800	Time Warner Entertainment Co. LP,
	7.25%, 09/01/08 (m)	1,808
1,450	Time Warner Inc.,
	5.50%, 11/15/11	1,434
		8,310

Metals & Mining — 0.6%
1,300	Xstrata Finance Dubai Ltd. (United Arab Emirates),
	FRN, 3.04%, 11/13/09 (e)	1,267

Multi-Utilities — 0.5%
1,150	Midamerican Energy Co.,
	5.65%, 07/15/12	1,182

Oil, Gas & Consumable Fuels — 1.8%
2,645	Qatar Petroleum (Qatar),
	5.58%, 05/30/11 (e)	2,710

1,150	XTO Energy, Inc.,
	5.90%, 08/01/12	1,174
		3,884
	Total Corporate Bonds
	(Cost $57,718)	55,351

Foreign Government Securities — 2.1%
4,670	National Agricultural Cooperative Federation (South Korea),
	VAR, 5.75%, 06/18/14
	(Cost $4,845)	4,653

Mortgage Pass-Through Securities — 1.6%
3,500	Federal National Mortgage Association,
	30 Year, Single Family,
	TBA, 5.50%, 06/25/38	3,475
8	Government National Mortgage Association,
	30 Year, Single Family,
	8.50%, 08/15/30 (m)	8
	Total Mortgage Pass-Through Securities
	(Cost $3,518)	3,483

U.S. Government Agency Securities — 8.1%
11,100	Federal Home Loan Bank System,
	5.38%, 07/17/09 (m)	11,411
6,100	Federal National Mortgage Association,
	6.63%, 11/15/10 (m)	6,560
	Total U.S. Government Agency Securities
	(Cost $17,703)	17,971

U.S. Treasury Obligations — 1.6%
1,545	U.S. Treasury Inflation Indexed Bonds,
	2.71%, 07/15/17	1,694
1,900	U.S. Treasury Note,
	4.88%, 04/30/11 (m)	2,005
	Total U.S. Treasury Obligations
	(Cost $3,679)	3,699
	Total Long-Term Investments
	(Cost $193,241)	177,759
Number of Contracts

Options Purchased — 0.3%

Call Options Purchased — 0.0% (g)
32	90 Day Eurodollar Futures, Expiring 09/15/08
	@ $97.25, American Style	12
27	90 Day Eurodollar Futures, Expiring 12/15/08
	@ $97.50, American Style	6
	Total Call Options Purchased	18

Notional Amount ($)

Interest Rate Caps & Floors — 0.1%
16,630	Fund receives quarterly the excess of floating 3 month LIBOR above 3.50%, expiring 06/18/09. Counterparty: Royal Bank of Scotland	20
16,630	Fund receives quarterly the excess of 3.50% above floating 3 month LIBOR, expiring 06/18/09. Counterparty: Royal Bank of Scotland	104
	Total Interest Rate Caps & Floors	124

Receiver/Payer Straddles on Interest Rate Swaps — 0.2%
1,965	Expiring 04/02/09. If exercised the Fund pays/receives semi-annually 4.53% and receives/pays quarterly floating 3 month LIBOR expiring 04/06/19, European Style. Counterparty: BNP Paribas (r)	141
2,439	Expiring 04/16/09. If exercised the Fund pays/receives semi-annually 4.74% and receives/pays quarterly floating 3 month LIBOR expiring 04/20/19, European Style. Counterparty: Royal Bank of Scotland (r)	169
2,552	Expiring 04/28/09. If exercised the Fund pays/receives semi-annually 4.73% and receives/pays quarterly floating 3 month LIBOR expiring 04/30/19, European Style. Counterparty: Deutsche Bank AG, New York (r)	179
	Total Receiver/Payer Straddles on Interest Rate Swaps	489

Number of Contracts

Put Options Purchased — 0.0% (g)
11	5 Year U.S. Treasury Note Futures, Expiring 06/20/08
	@ $110.50, American Style	11
11	5 Year U.S. Treasury Note Futures, Expiring 06/20/08
	@ $111.00, American Style	15

Notional Amount ($)

	Payer Options Purchased on Interest Rate Swaps:
2,085	Expiring 06/12/08. If exercised the Fund pays semi-annually 5.13% and receives quarterly 3 month LIBOR expiring 06/16/38, European Style. Counterparty: Royal Bank of Scotland (r)	22
1,884	Expiring 07/15/08. If exercised the Fund pays semi-annually 4.99% and receives quarterly 3 month LIBOR expiring 07/17/38, European Style. Counterparty: Barclays Bank plc (r)	36
	Total Put Options Purchased	84
	Total Options Purchased
	(Cost $830)	715
Shares

Short-Term Investments — 20.5%

Investment Company — 20.0%
44,132	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $44,132)	44,132

Principal Amount ($)

U.S. Treasury Obligation — 0.5%
995	U.S. Treasury Bill,
	1.41%, 06/19/08 (k) (m) (n)	994
	(Cost $994)
	Total Short-Term Investments
	(Cost $45,126)	45,126

Total Investments — 101.3%
(Cost $239,197)	223,600

Liabilities in Excess of Other Assets — (1.3)%	(2,903)

NET ASSETS — 100.0%	$220,697

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	30 Day Federal Funds	August, 2008	$3,674	$(5)
17	30 Day Federal Funds	September, 2008	6,939	(5)
416	2 Year U.S. Treasury Notes	September, 2008	87,620	(184)
61	10 Year U.S. Treasury Notes	September, 2008	6,857	(30)
2	Eurodollar	September, 2008	486	-	(h)
15	30 Day Federal Funds	November, 2008	6,116	(3)
140	Eurodollar	December, 2008	33,912	(14)
6	Eurodollar	March, 2009	1,450	(3)
17	Eurodollar	June, 2009	4,098	(16)
	Short Futures Outstanding
(5)	10 Year Swap	June, 2008	(551)	8
(7)	Eurodollar	June, 2008	(1,703)	5
(19)	30 Day Federal Funds	July, 2008	(7,759)	11
(278)	5 Year U.S. Treasury Notes	September, 2008	(30,563)	180
(22)	10 Year U.S. Treasury Notes	September, 2008	(2,473)	11
(4)	Eurodollar	September, 2008	(972)	(5)
(3)	Eurodollar	December, 2008	(727)	-	(h)
(3)	Eurodollar	March, 2009	(725)	6
(3)	Eurodollar	June, 2009	(723)	10
(3)	Eurodollar	September, 2009	(722)	10
(3)	Eurodollar	December, 2009	(720)	(1)
(17)	Eurodollar	June, 2010	(4,066)	21
				$(4)

Options Written
Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE		NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$ 97.50	09/15/08		5	$ (1)
90 Day Eurodollar Futures, American Style	97.75	09/15/08		32	(2)
90 Day Eurodollar Futures, American Style	98.00	09/15/08		22	(1)
90 Day Eurodollar Futures, American Style	98.00	12/15/08		54	(5)
(Premiums received of $45.)					$ (9)

Receiver/Payer Straddles on Interest Rate Swaps*
COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	4.53% semi-annually	07/28/08	07/30/18	$ 2,945	$ (108)
Goldman Sachs Capital Management	4.30% semi-annually	07/07/08	07/09/18	1,965	(76)
Royal Bank of Scotland	3.56% semi-annually	06/16/08	06/18/09	13,719	(73)
(Premiums received of $300.)					$ (257)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE		NUMBER OF CONTRACTS	VALUE
1 Year Eurodollar Mid-Curve, American Style	$ 95.75	07/11/08		32	$ (8)
(Premiums received of $4.)

Payer Options Written on Interest Rate Swaps *

COUNTERPARTY	EXERCISE RATE*** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.90% semi-annually	07/15/08	07/17/13	$ 5,160	$ (101)
Royal Bank of Scotland	3.83% semi-annually	06/12/08	06/16/13	5,487	(98)
(Premiums received of $123.)					$ (199)

* European Style
** The Fund would pay or receive a floating rate based on 3 month LIBOR, if exercised.
*** The Fund would pay a floating rate based on 3 month LIBOR, if exercised.

Interest Rate Swaps
		RATE TYPE (r)
		PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT
SWAP COUNTERPARTY						VALUE
Credit Suisse International		4.91% semi-annually	3 month LIBOR quarterly	05/19/38	$ 430	$ 11
Deutsche Bank AG, New York		3 month LIBOR quarterly	3.57% semi-annually	11/07/10	2,950	(11)
Deutsche Bank AG, New York		4.61% semi-annually	3 month LIBOR quarterly	11/07/18	700	11
						$ 11

Credit Default Swaps
			FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT
REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION				VALUE
Banca Italease S.p.A, 5.16%, 02/08/12	Deutsche Bank AG, New York	Sell	0.85% quarterly	06/20/08	$ 3,100	$ (2)
CDX.NA.IG.9	Goldman Sachs Capital Management [1]	Buy	0.60% quarterly	12/20/12	8,400	152
CDX.NA.IG.9	Goldman Sachs Capital Management [2]	Buy	0.60% quarterly	12/20/12	4,000	72
CDX.NA.IG.9	Goldman Sachs Capital Management [3]	Buy	0.60% quarterly	12/20/12	3,500	63
CDX.NA.IG.9	Lehman Brothers Special Financing [4]	Buy	0.60% quarterly	12/20/12	4,000	72
CDX.NA.IG.10	Goldman Sachs Capital Management [5]	Buy	1.55% quarterly	06/20/13	8,100	(203)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [6]	Sell	3.50% quarterly	06/20/13	2,000	101
Countrywide Financial Corp., 0.00%, 02/08/31	Lehman Brothers Special Financing	Sell	5.00% quarterly	09/20/08	1,600	1
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	0.03% quarterly	06/20/08	9,600	-	(h)
Hess Corp., 6.65%, 08/15/11	Merrill Lynch Capital Services	Sell	0.20% quarterly	06/20/08	2,500	1
Ispat Inland ULC, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	0.17% quarterly	06/20/08	1,900	-	(h)
						$ 257
[1] Premiums received of $25.
[2] Premiums paid of $219.
[3] Premiums paid of $154.
[4] Premiums paid of $196.
[5] Premiums received of $186.
[6] Premiums paid of $85.

Price Lock Swaps
				NOTIONAL AMOUNT
SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE		VALUE
Credit Suisse International (a)	United States Treasury Note, 4.50%, 02/28/11	$ 105.70	06/02/08	$ 29,850	$ (404)
Credit Suisse International (a)	United States Treasury Bond, 4.38%, 02/15/38	95.61	08/18/08	438	(5)
					$ (409)

(a) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at expiration.

As of May 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	1,642
Aggregate gross unrealized depreciation	(17,239)
Net unrealized appreciation/depreciation	$ (15,597)

Federal income tax cost of investments	$ 239,197

ABBREVIATIONS AND DEFINITIONS:
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
NIM	Net Interest Margin
REMICS	Real Estate Mortgage Investment Conduits
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2008.
TBA	To Be Announced
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,769,000 which amounts to 0.8% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(v)

As a result of the issuer missing its most recent coupon payment, the Portfolio no longer accrues interest from this security. The issuer has until the security's maturity date to make any missed payments.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2008.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Short Term Bond Fund II
Level 1	$ 44,176	$ (17)	$ 262	$ (266)
Level 2	177,655	(456)	217	(801)
Level 3	1,769	-	-	-
Total	$ 223,600	$ (473)	$ 479	$ (1,067)

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

			Investments in Securities	Other Financial Instruments*
Short Term Bond Fund II
Balance as of 2/29/08			$ 4,247	$ -
Realized gain (loss)			-	-
Change in unrealized appreciation (depreciation)			1,322	-
Net purchases (sales)			(3,800)	-
Net transfers in (out) of Level 3			-	-
Balance as of 05/31/08			$ 1,769	$ -

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 25, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

July 25, 2008